General and administrative	6 Months Ended
Jun. 30, 2024
General and administrative
General and administrative

15. General and administrative

Components of general and administrative expenses for the three and six months ended June 30, 2024, and 2023 were as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
	$	$	$	$
Professional fees	958,377	814,488	1,816,800	1,408,774
Investor relations	561,054	100,158	833,216	347,550
Salaries, wages and benefits	436,687	465,899	816,139	1,095,926
Consulting fees	204,492	269,067	423,453	825,871
Office and general administrative	163,958	691,102	350,029	1,313,418
Foreign exchange loss (gain)	(14,285)	(469,956)	(10,142)	(404,004)
	2,310,283	1,870,758	4,229,495	4,587,535